Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,562,000.00
Previously Paid Amount	0.00
Total Fee Amount	768.11
Total Offset Amount	0.00
Net Fee	768.11
Narrative - Max Aggregate Offering Price	$ 5,562,000.00
Final Prospectus	true